Cover Page	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	XP Inc.
Entity Central Index Key	0001787425
Entity Emerging Growth Company	false